GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.09%
5,117	Air Liquide SA	$ 875,306
2,024	Akzo Nobel NV	209,498
50,559	Anglo American PLC	2,228,573
4,259	Antofagasta PLC	77,448
7,251	ArcelorMittal SA	215,383
2,063	Arkema SA	305,050
13,500	Asahi Kasei Corp	133,352
9,921	BASF SE	759,834
76,483	BHP Group Ltd	2,452,848
52,842	BlueScope Steel Ltd	692,591
17,754	Boliden AB	718,905
1,668	Brenntag SE	142,907
1,139	Chr Hansen Holding A/S	91,343
2,197	Clariant AG	46,566
8,886	Covestro AG(a)	533,095
1,507	Croda International PLC	162,712
75	EMS-Chemie Holding AG	75,861
19,797	Evolution Mining Ltd	49,739
15,865	Evonik Industries AG	517,572
5,093	Evraz PLC	34,593
80,792	Fortescue Metals Group Ltd	1,134,488
99	Givaudan SA	410,150
107,869	Glencore PLC	561,883
2,200	Hitachi Metals Ltd(b)	39,672
7,629	ICL Group Ltd	68,993
5,300	JFE Holdings Inc	68,088
2,063	Johnson Matthey PLC	54,467
11,500	Kaneka Corp	374,612
1,800	Kansai Paint Co Ltd	37,364
188,000	Kingboard Holdings Ltd	907,612
9,388	Koninklijke DSM NV	1,759,869
897	LANXESS AG	54,614
42,700	Mitsubishi Chemical Holdings Corp	334,947
26,100	Mitsubishi Gas Chemical Co Inc	499,954
25,800	Mitsui Chemicals Inc	690,012
5,245	Mondi PLC	131,190
8,828	Newcrest Mining Ltd	136,934
7,600	Nippon Paint Holdings Co Ltd	60,780
800	Nippon Sanso Holdings Corp	15,887
7,100	Nippon Soda Co Ltd(b)	203,170
9,200	Nippon Steel Corp	150,370
1,300	Nissan Chemical Corp	70,536
1,500	Nitto Denko Corp	116,789
14,527	Norsk Hydro ASA	111,645
11,947	Northern Star Resources Ltd	71,203
2,219	Novozymes A/S Class B	152,329
8,000	Oji Holdings Corp	42,585
13,810	Rio Tinto Ltd	1,097,971
12,132	Rio Tinto PLC	854,964
3,900	Shin-Etsu Chemical Co Ltd	652,507
2,659	Smurfit Kappa Group PLC	140,143
801	Solvay SA	96,511
50,494	South32 Ltd	138,924
88,000	St Barbara Ltd	77,106
6,285	Stora Enso OYJ Class R	127,943
Shares		Fair Value
Basic Materials — (continued)
16,100	Sumitomo Chemical Co Ltd	$ 81,193
24,100	Sumitomo Forestry Co Ltd	424,295
2,700	Sumitomo Metal Mining Co Ltd	124,712
6,545	Svenska Cellulosa AB SCA Class B	113,972
12,390	Symrise AG	1,480,590
7,000	Tokuyama Corp	111,421
15,000	Toray Industries Inc	94,797
2,000	Tosoh Corp	31,293
23,800	Ube Industries Ltd	427,914
2,130	Umicore SA	80,632
5,766	UPM-Kymmene OYJ	210,149
1,099	voestalpine AG	36,536
15,289	Yara International ASA	785,057
		25,771,949
Communications — 6.41%
3,114	Adevinta ASA(b)	32,670
330,000	Ascential PLC(b)	1,575,539
10,356	Auto Trader Group PLC(a)	93,814
9,551	Bollore SA(b)	51,482
408,827	BT Group PLC	1,082,572
99,300	CyberAgent Inc	1,157,859
1,749	Delivery Hero SE(a)(b)	135,004
2,300	Dentsu Group Inc	79,653
67,603	Deutsche Telekom AG	1,276,269
1,536	Elisa OYJ	90,227
302	Fiverr International Ltd(b)	25,764
30,100	Freenet AG(b)	819,785
2,400	Hakuhodo DY Holdings Inc	36,763
200	Hikari Tsushin Inc	24,013
40,000	HKT Trust & HKT Ltd	54,584
16,237	Informa PLC(b)	122,778
5,700	IPSOS	260,450
1,948	Just Eat Takeaway.com NV(a)(b)	96,193
1,400	Kakaku.com Inc	28,996
55,800	KDDI Corp	1,782,738
36,320	Koninklijke KPN NV	119,801
4,700	M3 Inc(b)	180,699
1,100	MercadoLibre Inc(b)	1,245,266
1,200	Mercari Inc(b)	45,319
19,100	Metropole Television SA	372,627
2,700	MonotaRO Co Ltd	44,363
681	Nice Ltd(b)	174,321
60,300	Nippon Telegraph & Telephone Corp	1,725,649
171,342	Nokia OYJ(b)	1,021,814
94,051	Orange SA	1,104,854
8,173	Pearson PLC	68,218
10,080	Prosus NV	838,610
1,720	Proximus SADP	35,123
2,463	Publicis Groupe SA	166,894
9,400	Rakuten Group Inc(b)	81,549
19,800	Reach PLC(b)	69,369
9,000	Relia Inc	76,070
685	Schibsted ASA Class A	20,293
1,160	Schibsted ASA Class B	30,259

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Communications — (continued)
946	Scout24 SE(a)	$ 56,518
1,500	Sea Ltd ADR(b)	225,465
3,629	SEEK Ltd	75,204
1,150	Shopify Inc Class A(b)	1,108,876
89,200	Singapore Telecommunications Ltd	161,740
31,100	SoftBank Corp	389,866
13,100	SoftBank Group Corp	580,324
20,170	Spark New Zealand Ltd	57,648
280	Swisscom AG	160,041
5,411	Tele2 AB Class B	78,730
104,082	Telecom Italia SpA	49,052
31,529	Telefonaktiebolaget LM Ericsson Class B	393,674
12,096	Telefonica Deutschland Holding AG	34,725
157,762	Telefonica SA	735,414
10,500	Telenet Group Holding NV	403,077
7,559	Telenor ASA	124,924
52,700	Television Francaise 1	503,733
28,716	Telia Co AB	113,181
44,965	Telstra Corp Ltd	124,999
1,400	Trend Micro Inc(b)	74,274
5,156	United Internet AG	202,200
8,381	Vivendi SE	109,835
298,739	Vodafone Group PLC	524,465
606	Wix.com Ltd(b)	79,610
2,890	Wolters Kluwer NV(b)	294,139
12,883	WPP PLC	201,924
29,000	Z Holdings Corp	147,281
1,200	ZOZO Inc	31,977
		23,291,147
Consumer, Cyclical — 13.85%
1,837	Accor SA(b)	67,512
2,055	adidas AG	563,925
1,500	Aisin Corp	54,469
1,700	ANA Holdings Inc(b)	35,900
6,509	Aristocrat Leisure Ltd	188,681
2,100	Bandai Namco Holdings Inc	147,605
54,211	Barratt Developments PLC	450,727
12,176	Bayerische Motoren Werke AG	1,288,737
10,200	Bellway PLC	392,349
1,214	Berkeley Group Holdings PLC	69,283
15,000	Bilia AB Class A(b)	225,120
1,000,000	boohoo Group PLC(b)	1,449,827
6,100	Bridgestone Corp	267,127
3,643	Bunzl PLC	136,407
4,373	Burberry Group PLC	110,909
19,400	Chow Tai Fook Jewellery Group Ltd	34,085
5,639	Cie Financiere Richemont SA	819,538
4,430	Cie Generale des Etablissements Michelin SCA	741,241
2,500	City Developments Ltd	13,132
19,271	Compass Group PLC	437,853
1,188	Continental AG(b)	115,176
Shares		Fair Value
Consumer, Cyclical — (continued)
200	Cosmos Pharmaceutical Corp	$ 24,977
3,345	Crown Resorts Ltd(b)	28,821
26,500	CTS Eventim AG & Co KGaA(b)	1,883,804
12,700	Daimler Truck Holding AG(b)	447,722
16,900	Daiwa House Industry Co Ltd	493,196
31,800	Daiwabo Holdings Co Ltd(b)	454,663
55,100	DCM Holdings Co Ltd	522,955
4,600	Denso Corp	343,315
6,430	Deutsche Lufthansa AG(b)	49,998
647	Domino's Pizza Enterprises Ltd	47,725
11,800	Eizo Corp(b)	405,856
2,436	Electrolux AB Class B(b)	50,686
6,325	Entain PLC(b)	136,889
1,858	Evolution AB(a)	231,167
600	Fast Retailing Co Ltd	353,079
9,367	Faurecia SE	415,219
12,401	Ferguson PLC	1,949,719
1,361	Ferrari NV	313,672
1,799	Flutter Entertainment PLC(b)	273,705
12,200	G-7 Holdings Inc(b)	147,358
23,000	Galaxy Entertainment Group Ltd(b)	133,199
61,446	Genting Singapore Ltd	33,577
1,343	GN Store Nord AS	81,270
11,800	Gunze Ltd(b)	410,226
7,889	H & M Hennes & Mauritz AB Class B	157,077
259,900	Harvey Norman Holdings Ltd	905,840
33,500	Haseko Corp(b)	425,368
342	Hermes International	513,482
3,600	Hino Motors Ltd	31,293
50,600	Honda Motor Co Ltd	1,490,311
4,300	Hornbach Holding AG & Co KGaA	658,752
500	Hoshizaki Corp	36,947
1,500	Iida Group Holdings Co Ltd	31,207
615	IMCD NV	105,792
11,783	Industria de Diseno Textil SA	357,369
1,979	InterContinental Hotels Group PLC(b)	130,732
61,100	Isuzu Motors Ltd	748,475
36,100	ITOCHU Corp	1,159,765
7,400	Japan Airlines Co Ltd(b)	140,064
28,400	Jardine Cycle & Carriage Ltd	426,948
27,860	JD Sports Fashion PLC	71,419
3,400	Kaufman & Broad SA	134,954
810	Kering SA	604,876
36,700	Kindred Group PLC	426,360
179,409	Kingfisher PLC	804,291
12,500	Kohnan Shoji Co Ltd	370,683
1,100	Koito Manufacturing Co Ltd	55,232
18,700	Komeri Co Ltd	436,000
1,031	La Francaise des Jeux SAEM(a)	42,687
500	Lawson Inc	21,915
2,979	LVMH Moet Hennessy Louis Vuitton SE	2,446,870
39,900	Marubeni Corp	410,569

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,300	Mazda Motor Corp(b)	$ 40,830
700	McDonald's Holdings Co Japan Ltd	30,569
1,700	Melco Resorts & Entertainment Ltd ADR(b)	17,952
22,615	Mercedes-Benz Group AG	1,804,525
24,500	Mitsubishi Corp	831,835
27,500	Mitsui & Co Ltd	685,723
2,217	Moncler SpA	142,285
1,436	Next PLC	146,269
2,400	NGK Insulators Ltd	40,555
1,200	Nintendo Co Ltd	588,050
25,000	Nissan Motor Co Ltd(b)	132,315
800	Nitori Holdings Co Ltd	114,610
36,300	Okamura Corp	383,768
900	Open House Group Co Ltd	46,596
2,200	Oriental Land Co Ltd	382,983
4,300	Pan Pacific International Holdings Corp	57,873
23,900	Panasonic Corp	263,127
1,081	Pandora A/S	117,548
3,448	Persimmon PLC	112,287
68,500	Pirelli & C SpA(a)	484,309
1,141	Puma SE	122,032
8,986	Qantas Airways Ltd(b)	30,756
47	Rational AG	39,401
83,100	Redrow PLC	699,862
3,068	Reece Ltd	47,365
2,077	Renault SA(b)	82,545
18,100	Rexel SA	403,440
2,800	Ryohin Keikaku Co Ltd	40,206
22,800	Sands China Ltd(b)	63,577
276	SEB SA	41,888
4,100	Sekisui Chemical Co Ltd	71,684
6,700	Sekisui House Ltd	135,743
1,500	Sharp Corp	16,674
900	Shimano Inc	201,818
12,500	Singapore Airlines Ltd(b)	46,626
956	Sodexo SA	88,911
13,700	Sony Group Corp	1,532,598
1,400	Stanley Electric Co Ltd	32,724
28,782	Stellantis NV	554,745
6,700	Subaru Corp	121,949
12,200	Sumitomo Corp	188,556
8,200	Sumitomo Electric Industries Ltd	108,720
46,800	Super Retail Group Ltd	387,065
4,000	Suzuki Motor Corp	170,297
930	Swatch Group AG	125,944
23,998	Tabcorp Holdings Ltd	84,319
39,392	Taylor Wimpey PLC	80,788
38,600	Teijin Ltd	486,620
1,300	Toho Co Ltd	50,359
29,400	Toyota Boshoku Corp	521,128
1,600	Toyota Industries Corp	124,814
114,600	Toyota Motor Corp	2,264,860
2,300	Toyota Tsusho Corp	93,273
400	Tsuruha Holdings Inc	32,218
7,835	Universal Music Group NV	193,438
Shares		Fair Value
Consumer, Cyclical — (continued)
2,200	USS Co Ltd	$ 35,906
2,481	Valeo	69,439
14,400	Valor Holdings Co Ltd	276,800
351	Volkswagen AG	101,641
2,349	Volvo AB Class A	53,731
75,744	Volvo AB Class B	1,709,271
68,400	VTech Holdings Ltd	539,950
1,100	Welcia Holdings Co Ltd	29,709
12,248	Wesfarmers Ltd	457,003
2,182	Whitbread PLC(b)	89,754
1,600	Yamaha Corp	72,888
23,300	Yamaha Motor Co Ltd	554,855
24,800	Yokohama Rubber Co Ltd	361,549
67,500	Yue Yuen Industrial Holdings Ltd(b)	113,976
2,402	Zalando SE(a)(b)	190,641
		50,355,744
Consumer, Non-Cyclical — 23.91%
20,272	Adecco Group AG	965,621
913	Adyen NV(a)(b)	1,857,852
7,000	Aeon Co Ltd	159,510
5,000	Ajinomoto Co Inc	139,507
29,397	Alcon Inc	2,266,762
35,866	Amadeus IT Group SA(b)	2,466,141
1,809	Ambu A/S Class B	38,331
1,345	Amplifon SpA	57,170
8,230	Anheuser-Busch InBev SA	518,826
15,400	Arcs Co Ltd(b)	289,478
495	Argenx SE(b)	132,457
4,900	Asahi Group Holdings Ltd	200,021
2,300	Asahi Intecc Co Ltd	39,240
4,833	Ashtead Group PLC	345,563
3,848	Associated British Foods PLC	101,545
20,100	Astellas Pharma Inc	324,426
16,602	AstraZeneca PLC	1,931,053
5,352	Atlantia SpA(b)	99,307
8,500	Austevoll Seafood ASA	112,574
66	Bachem Holding AG	39,370
38	Barry Callebaut AG	87,234
25,017	Bayer AG	1,519,871
1,088	Beiersdorf AG	108,216
900	Benefit One Inc	27,372
447	BioMerieux	52,416
15,573	Brambles Ltd	106,987
58,448	British American Tobacco PLC	2,495,042
16,900	Budweiser Brewing Co APAC Ltd(a)	44,642
3,176	Bureau Veritas SA	90,872
434	Carl Zeiss Meditec AG	69,796
1,084	Carlsberg AS Class B	175,533
31,410	Carrefour SA	597,779
12	Chocoladefabriken Lindt & Spruengli AG	242,805
7,200	Chugai Pharmaceutical Co Ltd	233,854
103,600	Cloetta AB Class B	274,182
2,215	Coca-Cola Europacific Partners PLC	126,587

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,168	Coca-Cola HBC AG	$ 71,776
12,210	Cochlear Ltd	1,674,390
14,408	Coles Group Ltd	165,529
1,283	Coloplast A/S Class B	186,577
13,360	CSL Ltd	2,474,838
2,200	Dai Nippon Printing Co Ltd	52,811
18,900	Daiichi Sankyo Co Ltd	424,683
7,056	Danone SA	439,947
5,646	Davide Campari-Milano NV	70,887
1,168	Demant A/S(b)	51,676
24,929	Diageo PLC	1,257,783
271	DiaSorin SpA	41,778
2,696	Edenred	115,799
2,500	Eisai Co Ltd	125,213
14,488	Endeavour Group Ltd	64,712
3,101	EssilorLuxottica SA	586,661
6,574	Essity AB Class B	185,324
576	Etablissements Franz Colruyt NV	23,397
1,442	Eurofins Scientific SE	144,780
40,000	Evotec SE(b)	1,618,580
44,959	Experian PLC	1,877,233
108,900	Faes Farma SA(b)	419,147
6,228	Fisher & Paykel Healthcare Corp Ltd	114,586
2,215	Fresenius Medical Care AG & Co KGaA	150,605
14,524	Fresenius SE & Co KGaA	599,553
5,509	Genmab A/S(b)	1,875,979
2,470	Getinge AB Class B	96,566
182,754	GlaxoSmithKline PLC	4,077,841
400	GMO Payment Gateway Inc	35,101
3,222	Grifols SA	56,817
1,244	Heineken Holding NV	109,063
2,799	Heineken NV	300,182
25,200	Heiwado Co Ltd	424,577
1,784	HelloFresh SE(b)	118,779
1,122	Henkel AG & Co KGaA	88,650
59,875	Hikma Pharmaceuticals PLC	1,681,268
2,406	IDP Education Ltd	50,291
43,223	Imperial Brands PLC	1,024,519
105,000	Indivior PLC(b)	319,379
174,700	Inghams Group Ltd	406,714
457	Inmode Ltd(b)	22,041
1,743	Intertek Group PLC	126,443
6,966	Ipsen SA	677,794
600	Ito En Ltd	32,318
71,700	Itoham Yonekyu Holdings Inc	420,671
219,491	J Sainsbury PLC	862,204
12,900	Japan Tobacco Inc	257,547
1,005	JDE Peet's NV	30,094
3,058	Jeronimo Martins SGPS SA	73,487
20,400	Kanamoto Co Ltd	396,668
5,100	Kao Corp	254,855
1,719	Kerry Group PLC Class A	216,589
2,950	Kesko OYJ Class B	93,170
1,600	Kikkoman Corp	120,941
8,800	Kirin Holdings Co Ltd	141,048
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
500	Kobayashi Pharmaceutical Co Ltd	$ 38,936
1,400	Kobe Bussan Co Ltd(b)	43,581
60,495	Koninklijke Ahold Delhaize NV	1,961,517
9,910	Koninklijke Philips NV	329,637
400	Kose Corp	36,572
2,900	Kyowa Kirin Co Ltd	72,282
2,518	Lifco AB Class B	59,023
2,300	Lion Corp	30,052
804	Lonza Group AG	554,311
2,710	L'Oreal SA	1,157,561
29,748	Medibank Pvt Ltd	65,186
3,500	Medipal Holdings Corp	62,983
23,700	Megmilk Snow Brand Co Ltd(b)	422,161
1,300	MEIJI Holdings Co Ltd	81,096
1,396	Merck KGaA	306,139
172,000	Metcash Ltd	482,716
4,748	Mowi ASA	116,535
30,407	Nestle SA	3,926,711
4,413	Nexi SpA(a)(b)	64,551
3,200	Nihon M&A Center Holdings Inc	50,378
600	Nippon Shinyaku Co Ltd	39,223
2,300	Nisshin Seifun Group Inc	32,297
600	Nissin Foods Holdings Co Ltd	42,560
305	NMC Health PLC(b)	21
47,067	Novartis AG	4,089,630
18,190	Novo Nordisk A/S Class B	1,809,329
5,271	Ocado Group PLC(b)	107,364
11,900	Olympus Corp	266,287
4,000	Ono Pharmaceutical Co Ltd	97,007
6,200	Origin Enterprises PLC	23,682
1,020	Orion OYJ Class B	41,476
8,114	Orkla ASA	77,541
559	Orpea SA	24,542
4,300	Otsuka Holdings Co Ltd	146,705
9,700	Paramount Bed Holdings Co Ltd	161,415
2,264	Pernod Ricard SA	484,266
1,800	Persol Holdings Co Ltd	46,468
84,200	Pharming Group NV(b)	77,363
800	Pola Orbis Holdings Inc	11,923
13,000	Prima Meat Packers Ltd(b)	285,517
2,468	QIAGEN NV(b)	121,998
1,978	Ramsay Health Care Ltd	88,250
7,192	Randstad NV	467,864
7,716	Reckitt Benckiser Group PLC	625,063
1,130	Recordati Industria Chimica e Farmaceutica SpA	63,303
14,700	Recruit Holdings Co Ltd	726,600
74,300	Redde Northgate PLC(b)	386,725
20,890	RELX PLC	642,301
228	Remy Cointreau SA	47,545
20,086	Rentokil Initial PLC	140,603
16,736	Roche Holding AG	6,485,402
5,006	Ryman Healthcare Ltd(b)	32,733
33,184	Sanofi	3,469,768
3,900	Santen Pharmaceutical Co Ltd	44,281
299	Sartorius Stedim Biotech	131,114

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,100	Sawai Group Holdings Co Ltd	$ 230,895
26,300	Scandinavian Tobacco Group A/S(a)	566,953
2,300	Secom Co Ltd	161,952
29,183	Securitas AB Class B	352,480
8,200	Seven & i Holdings Co Ltd	417,041
65	SGS SA	185,352
2,900	Shionogi & Co Ltd	165,279
4,400	Shiseido Co Ltd	221,954
3,047	Siemens Healthineers AG(a)	195,806
9,498	Smith & Nephew PLC	161,468
3,900	Societe BIC SA	222,061
700	Sohgo Security Services Co Ltd	25,387
4,908	Sonic Healthcare Ltd	132,174
592	Sonova Holding AG	210,894
112	Straumann Holding AG	185,593
2,000	Sumitomo Dainippon Pharma Co Ltd	21,768
1,500	Suntory Beverage & Food Ltd	57,598
17,068	Swedish Match AB	132,060
1,900	Sysmex Corp	180,863
400	Taisho Pharmaceutical Holdings Co Ltd	19,645
17,100	Takeda Pharmaceutical Co Ltd	495,613
42,000	Tate & Lyle PLC	401,627
7,000	Terumo Corp	255,527
268,121	Tesco PLC	1,076,773
11,909	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	100,393
3,100	Toppan Inc	58,968
900	Toyo Suisan Kaisha Ltd	36,875
32,943	Transurban Group	291,025
7,798	Treasury Wine Estates Ltd	58,611
3,266	UCB SA	324,982
4,400	Unicharm Corp	170,031
27,746	Unilever PLC	1,422,679
480,000	United Laboratories International Holdings Ltd	272,992
527	Vifor Pharma AG	93,356
788,443	WH Group Ltd(a)	527,476
20,800	Wilmar International Ltd	66,169
13,694	Woolworths Group Ltd	334,057
2,576	Worldline SA(a)(b)	124,859
1,400	Yakult Honsha Co Ltd	70,982
		86,898,115
Diversified — 0.27%
116,500	CK Hutchison Holdings Ltd	828,004
2,300	Jardine Matheson Holdings Ltd	136,965
3,000	Swire Pacific Ltd Class A	18,174
		983,143
Energy — 4.32%
1,343	Aker BP ASA	46,534
2,574	Ampol Ltd	54,525
Shares		Fair Value
Energy — (continued)
12,745	APA Group	$ 86,434
357,000	Beach Energy Ltd	377,110
217,351	BP PLC	1,126,584
1,065	DCC PLC	89,520
139,500	ENEOS Holdings Inc	555,576
98,463	Eni SpA	1,479,023
29,757	Equinor ASA	820,336
5,414	Galp Energia SGPS SA	59,696
2,200	Idemitsu Kosan Co Ltd	56,368
11,000	Inpex Corp	111,204
1,917	Lundin Energy AB	77,960
4,570	Neste OYJ	206,104
14,291	OMV AG	874,668
74,875	Repsol SA	951,477
9,600	Rubis SCA	310,777
34,756	Santos Ltd	177,037
171,679	Shell PLC	4,409,747
2,569	Siemens Gamesa Renewable Energy SA(b)	55,587
57,897	TotalEnergies SE	3,292,438
10,909	Vestas Wind Systems A/S	295,202
10,409	Woodside Petroleum Ltd	185,998
		15,699,905
Financial — 20.31%
64,609	3i Group PLC	1,202,826
34,066	ABN AMRO Bank NV(a)	546,724
23,554	abrdn PLC	76,999
2,084	Admiral Group PLC	88,585
101,605	Aegon NV	573,201
1,856	Ageas SA	89,337
130,600	AIA Group Ltd	1,363,439
8,809	Allianz SE	2,261,722
658	Amundi SA(a)	51,150
10,778	Aroundtown SA	66,570
36,200	Ascendas Real Estate Investment Trust REIT	74,240
16,900	ASR Nederland NV	785,771
11,955	Assicurazioni Generali SpA	251,589
2,091	ASX Ltd	124,014
55,451	Australia & New Zealand Banking Group Ltd	1,047,958
136,653	Aviva PLC	806,614
47,208	AXA SA	1,495,116
418	Azrieli Group Ltd	37,794
2,500	Baloise Holding AG	437,941
144,327	Banco Bilbao Vizcaya Argentaria SA	921,470
301,858	Banco Santander SA(b)	1,058,491
12,271	Bank Hapoalim BM	127,345
15,694	Bank Leumi Le-Israel BM	168,318
68,200	Bank of Ireland Group PLC(b)	459,657
182,853	Barclays PLC	490,512
7,200	BAWAG Group AG(a)	432,107
32,450	BNP Paribas SA	2,316,574
39,500	BOC Hong Kong Holdings Ltd	152,523
9,510	British Land Co PLC REIT	71,086
47,890	CaixaBank SA	154,080

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
52,477	CapitaLand Integrated Commercial Trust REIT(b)	$ 75,656
28,500	Capitaland Investment Ltd(b)	73,127
5,500	Chiba Bank Ltd(b)	35,556
21,500	CK Asset Holdings Ltd	143,521
26,920	CNP Assurances	662,637
10,822	Commerzbank AG(b)	93,451
19,163	Commonwealth Bank of Australia	1,277,973
10,300	Concordia Financial Group Ltd	42,326
611	Covivio REIT	51,023
50,360	Credit Agricole SA	757,634
32,000	Credit Saison Co Ltd	357,194
80,533	Credit Suisse Group AG	765,500
29,000	Dai-ichi Life Holdings Inc	652,774
700	Daito Trust Construction Co Ltd	80,267
23	Daiwa House Investment Corp REIT	68,516
15,600	Daiwa Securities Group Inc	94,001
31,450	Danske Bank A/S	610,484
36,600	DBS Group Holdings Ltd	961,368
35,725	Deutsche Bank AG(b)	497,415
10,052	Deutsche Boerse AG	1,786,758
11,618	Dexus REIT	84,578
36,248	DNB Bank ASA	862,710
3,196	EQT AB	125,240
3,714	Erste Group Bank AG	173,594
21,400	ESR Cayman Ltd(a)(b)	72,561
390	Eurazeo SE	30,989
925	Euronext NV(a)	89,181
1,171	EXOR NV	98,189
1,135	Fastighets AB Balder Class B(b)	75,192
106,588	FinecoBank Banca Fineco SpA	1,791,976
21,600	Fukuoka Financial Group Inc	424,206
600	Futu Holdings Ltd ADR(b)	25,950
495	Gecina SA REIT	67,167
2,344	Gjensidige Forsikring ASA	57,256
46	GLP J-REIT	74,042
17,960	Goodman Group REIT	296,550
20,691	GPT Group REIT	73,322
1,220	Groupe Bruxelles Lambert SA	130,909
122,400	Gunma Bank Ltd	402,166
20,000	Hang Lung Properties Ltd	42,734
8,200	Hang Seng Bank Ltd	162,342
651	Hannover Rueck SE	131,333
3,842	Hargreaves Lansdown PLC	69,728
15,000	Henderson Land Development Co Ltd	65,598
13,000	Hong Kong Exchanges & Clearing Ltd	741,985
12,600	Hongkong Land Holdings Ltd	67,158
218,103	HSBC Holdings PLC	1,552,020
3,700	Hulic Co Ltd(b)	35,763
1,332	Industrivarden AB Class A	42,107
1,725	Industrivarden AB Class C(b)	53,580
82,172	ING Groep NV	1,215,244
Shares		Fair Value
Financial — (continued)
26,627	Insurance Australia Group Ltd(b)	$ 80,317
65,000	Intermediate Capital Group PLC	1,678,221
178,408	Intesa Sanpaolo SpA	530,197
5,387	Investor AB Class A	122,550
19,680	Investor AB Class B	427,291
1	Isracard Ltd	3
12,574	Israel Discount Bank Ltd Class A	84,319
9,600	Jaccs Co Ltd(b)	259,762
5,500	Japan Exchange Group Inc	113,140
75	Japan Metropolitan Fund Invest REIT	63,203
4,300	Japan Post Bank Co Ltd	42,302
26,400	Japan Post Holdings Co Ltd	225,338
1,200	Japan Post Insurance Co Ltd	21,040
13	Japan Real Estate Investment Corp REIT	71,486
9,789	Julius Baer Group Ltd	639,708
82,600	Jupiter Fund Management PLC	256,032
2,700	KBC Group NV	234,816
161,000	Kerry Properties Ltd	454,803
2,615	Kinnevik AB Class B(b)	78,159
2,391	Klepierre SA REIT	63,596
720	L E Lundbergforetagen AB Class B	36,790
7,609	Land Securities Group PLC REIT	81,703
786	LEG Immobilien SE	104,269
238,989	Legal & General Group PLC	934,112
23,056	Link REIT	197,948
1,414,534	Lloyds Banking Group PLC	981,455
3,553	London Stock Exchange Group PLC	347,790
28,085	M&G PLC	82,159
3,784	Macquarie Group Ltd	494,611
1,116	Magellan Financial Group Ltd(b)	14,849
201,300	Mapfre SA	437,179
21,600	Mapletree Commercial Trust REIT	28,912
33,606	Mapletree Logistics Trust REIT	42,294
40,709	Mediobanca Banca di Credito Finanziario SpA	466,385
47,232	Melrose Industries PLC	96,180
42,588	Mirvac Group REIT	78,922
12,700	Mitsubishi Estate Co Ltd	182,911
59,900	Mitsubishi HC Capital Inc	309,364
253,200	Mitsubishi UFJ Financial Group Inc	1,534,716
9,900	Mitsui Fudosan Co Ltd	212,230
1,518	Mizrahi Tefahot Bank Ltd(b)	58,682
68,700	Mizuho Financial Group Inc	930,611
4,800	MS&AD Insurance Group Holdings Inc	164,638
1,477	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	467,594
35,571	National Australia Bank Ltd	686,357

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
212,820	NatWest Group PLC	$ 699,204
16,000	New World Development Co Ltd	65,317
16	Nippon Building Fund Inc REIT	92,658
22	Nippon Prologis REIT Inc	68,645
9,118	NN Group NV	510,260
162,200	Nomura Holdings Inc	716,526
1,100	Nomura Real Estate Holdings Inc	25,759
45	Nomura Real Estate Master Fund Inc REIT	62,435
83,898	Nordea Bank Abp	996,514
50,200	ORIX Corp	1,035,482
26	Orix J-REIT Inc	37,311
36,600	Oversea-Chinese Banking Corp Ltd	340,683
239	Partners Group Holding AG	333,214
7,018	Phoenix Group Holdings PLC	62,809
28,255	Prudential PLC	476,066
15,935	QBE Insurance Group Ltd	126,518
1,495	Raiffeisen Bank International AG	42,020
571	REA Group Ltd	59,154
175,700	Resona Holdings Inc	755,060
11,900	Ricoh Leasing Co Ltd(b)	386,251
7,300	Rothschild & Co	316,753
1,713	Sagax AB Class B(b)	50,003
5,388	Sampo OYJ Class A	267,420
2,700	SBI Holdings Inc	69,649
56,067	Scentre Group REIT	116,403
1,343	Schroders PLC	61,559
12,966	Segro PLC REIT	228,500
4,400	Shizuoka Bank Ltd(b)	34,573
8,700	Singapore Exchange Ltd	60,219
40,000	Sino Land Co Ltd	51,828
17,581	Skandinaviska Enskilda Banken AB	227,267
21,758	Societe Generale SA	807,660
167	Sofina SA	66,490
3,500	Sompo Holdings Inc	163,777
5,831	St James's Place PLC	120,326
28,432	Standard Chartered PLC	206,986
156,787	Stockland REIT(b)	451,927
35,600	Sumitomo Mitsui Financial Group Inc	1,282,346
3,700	Sumitomo Mitsui Trust Holdings Inc	127,950
3,400	Sumitomo Realty & Development Co Ltd	105,197
14,500	Sun Hung Kai Properties Ltd	176,907
13,859	Suncorp Group Ltd	108,847
15,756	Svenska Handelsbanken AB Class A	167,921
32,282	Swedbank AB Class A	632,024
9,000	Swire Properties Ltd	23,992
2,841	Swiss Life Holding AG	1,828,497
821	Swiss Prime Site AG	81,178
3,259	Swiss Re AG	355,094
11,600	Sydbank AS(b)	409,451
Shares		Fair Value
Financial — (continued)
5,900	T&D Holdings Inc	$ 87,192
6,800	Tokio Marine Holdings Inc	405,781
400	Tokyo Century Corp	19,740
3,890	Tryg A/S	92,177
140,995	UBS Group AG	2,615,394
1,348	Unibail-Rodamco-Westfield REIT(b)	102,713
23,024	UniCredit SpA	365,928
200,700	UnipolSai Assicurazioni SpA	585,980
59,200	United Overseas Bank Ltd	1,323,041
4,000	UOL Group Ltd(b)	21,692
3,400	Valiant Holding AG(b)	343,392
44,877	Vicinity Centres REIT	52,026
7,970	Vonovia SE	453,935
2,339	Washington H Soul Pattinson & Co Ltd(b)	45,409
261	Wendel SE	28,349
39,628	Westpac Banking Corp	571,551
18,000	Wharf Real Estate Investment Co Ltd	85,609
1,626	Zurich Insurance Group AG	777,729
		73,845,516
Industrial — 13.47%
17,739	ABB Ltd	615,043
2,648	ACS Actividades de Construccion y Servicios SA	66,853
809	Aena SME SA(a)(b)	130,720
296	Aeroports de Paris(b)	40,167
2,000	AGC Inc	91,791
6,368	Airbus SE(b)	813,146
3,398	Alfa Laval AB	114,789
3,427	Alstom SA	111,102
32	AP Moller - Maersk A/S Class A	107,208
361	AP Moller - Maersk A/S Class B	1,296,765
10,827	Assa Abloy AB Class B	296,466
7,253	Atlas Copco AB Class A	429,277
4,215	Atlas Copco AB Class B	215,567
13,521	Auckland International Airport Ltd(b)	64,183
367,383	Aurizon Holdings Ltd	919,138
114,000	Austal Ltd	162,611
1,200	Azbil Corp	47,133
163,040	BAE Systems PLC	1,275,469
7,600	Bekaert SA	353,829
24,570	Bouygues SA	866,507
49,000	bpost SA(b)	361,716
28,300	Brother Industries Ltd	521,175
5,503	Cellnex Telecom SA(a)	249,536
1,500	Central Japan Railway Co	196,816
352,000	China Resources Cement Holdings Ltd	303,328
21,400	Cia de Distribucion Integral Logista Holdings SA	432,963
19,265	Cie de Saint-Gobain	1,303,607
7,000	CK Infrastructure Holdings Ltd	43,137

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
11,053	CNH Industrial NV	$ 168,470
8,414	CRH PLC	422,300
20,100	D/S Norden A/S	457,510
1,000	Daifuku Co Ltd	69,425
2,600	Daikin Industries Ltd	545,855
159	Dassault Aviation SA	18,896
36,407	Deutsche Post AG	2,190,984
300	Disco Corp	82,486
10,003	DSV A/S	2,032,417
3,200	East Japan Railway Co	182,729
899	Eiffage SA	94,460
271	Elbit Systems Ltd	45,144
7,118	Epiroc AB Class A	151,892
4,212	Epiroc AB Class B	76,232
2,000	FANUC Corp	395,497
5,245	Ferrovial SA(b)	145,750
1,300	Fuji Electric Co Ltd	69,480
1,657	GEA Group AG(b)	78,285
387	Geberit AG	262,940
4,752	Getlink SE	74,962
4,101	Halma PLC	138,942
2,400	Hankyu Hanshin Holdings Inc(b)	69,891
7,407	HeidelbergCement AG	515,440
21,281	Hexagon AB Class B	287,040
300	Hirose Electric Co Ltd	44,717
900	Hitachi Construction Machinery Co Ltd	22,885
10,400	Hitachi Ltd	540,551
22,255	Holcim Ltd	1,206,250
53,300	Hosiden Corp	531,891
3,900	Hoya Corp	505,707
4,519	Husqvarna AB Class B	62,832
1,100	Ibiden Co Ltd	61,468
3,353	Infrastrutture Wireless Italiane SpA(a)	36,153
2,002	InPost SA(b)	16,253
1,599	Investment AB Latour Class B	49,751
4,808	James Hardie Industries PLC	161,814
25,700	Japan Aviation Electronics Industry Ltd	410,739
2,100	JSR Corp	69,611
16,500	Kaga Electronics Co Ltd(b)	427,493
4,800	Kajima Corp	57,973
21,500	Kamigumi Co Ltd	415,455
1,200	Keio Corp	53,977
1,300	Keisei Electric Railway Co Ltd	36,687
15,700	Keppel Corp Ltd	66,195
2,100	Keyence Corp	1,077,138
10,200	Kinden Corp	145,800
1,663	Kingspan Group PLC	160,075
1,700	Kintetsu Group Holdings Co Ltd(b)	49,394
779	KION Group AG	72,021
783	Knorr-Bremse AG	79,388
9,400	Komatsu Ltd	236,212
3,671	Kone OYJ Class B	237,748
499	Kornit Digital Ltd(b)	52,425
11,000	Kubota Corp	235,901
Shares		Fair Value
Industrial — (continued)
586	Kuehne + Nagel International AG	$ 165,479
11,200	Kumagai Gumi Co Ltd(b)	285,485
1,000	Kurita Water Industries Ltd	40,663
3,400	Kyocera Corp	209,682
122,000	Lee & Man Paper Manufacturing Ltd	83,553
2,889	Legrand SA	294,021
7,438	Lendlease Corp Ltd	52,635
57,600	Leonardo SpA(b)	416,030
2,800	Lixil Corp	64,092
2,400	Makita Corp	89,816
3,900	MINEBEA MITSUMI Inc	95,435
3,000	MISUMI Group Inc	97,326
19,700	Mitsubishi Electric Corp	246,711
3,400	Mitsubishi Heavy Industries Ltd	92,342
900	Miura Co Ltd	26,573
16,500	MTR Corp Ltd	89,312
8,576	MTU Aero Engines AG	1,824,870
6,200	Murata Manufacturing Co Ltd	466,136
15,407	Nibe Industrier AB Class B	146,437
4,800	Nidec Corp	425,423
41,500	Nikon Corp	433,134
18,600	Nippon Electric Glass Co Ltd	464,634
900	Nippon Express Holdings Co Ltd	53,337
1,700	Nippon Yusen KK	133,269
48,500	Obayashi Corp	392,954
3,100	Odakyu Electric Railway Co Ltd	54,779
2,100	Omron Corp	153,530
4,057	Orica Ltd	40,195
3,000	Per Aarsleff Holding A/S	135,175
5,644	Poste Italiane SpA(a)	75,757
2,752	Prysmian SpA	92,801
60,500	Rengo Co Ltd	451,461
7,700	Rheinmetall AG	805,029
300	Rinnai Corp	26,791
82	ROCKWOOL International A/S Class B	31,407
90,390	Rolls-Royce Holdings PLC(b)	141,660
3,693	Safran SA	447,106
12,196	Sandvik AB	321,176
2,600	Sankyu Inc	94,062
658	Schindler Holding AG	165,123
5,840	Schneider Electric SE	989,264
27,000	Seino Holdings Co Ltd	267,879
3,500	SG Holdings Co Ltd	74,299
2,600	Shimadzu Corp	93,812
5,300	Shimizu Corp	35,290
8,264	Siemens AG	1,312,078
4,318	Siemens Energy AG(b)	97,124
19,200	Signify NV(a)	1,016,998
5,532	Sika AG	1,935,504
14,800	Singapore Technologies Engineering Ltd	41,136
15,000	SITC International Holdings Co Ltd	57,174
12,275	Skanska AB Class B	300,527

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
33,929	SKF AB Class B	$ 743,796
700	SMC Corp	390,433
4,282	Smiths Group PLC	90,225
797	Spirax-Sarco Engineering PLC	143,610
14,285	Sydney Airport(b)	87,797
15,400	Taisei Corp	504,828
4,200	TDK Corp	151,683
15,000	Techtronic Industries Co Ltd	247,502
5,101	Tenaris SA	62,267
1,153	Thales SA	106,361
2,100	Tobu Railway Co Ltd	49,189
5,400	Tokyu Corp	71,754
4,500	Toshiba Corp	186,345
1,600	TOTO Ltd	68,865
7,200	Tsubakimoto Chain Co(b)	201,636
6,000	Valmet OYJ	229,165
292	VAT Group AG(a)	119,080
18,000	Venture Corp Ltd	235,831
5,811	Vinci SA	636,920
5,114	Wartsila OYJ Abp	63,139
2,300	West Japan Railway Co	96,379
13,500	Wienerberger AG	488,792
270,000	Xinyi Glass Holdings Ltd	715,761
3,100	Yamato Holdings Co Ltd	66,012
2,600	Yaskawa Electric Corp	108,863
1,600	Yokogawa Electric Corp	26,217
		48,970,509
Technology — 6.39%
2,100	Advantest Corp	178,736
505	ASM International NV	173,507
6,944	ASML Holding NV	4,703,107
700	Atos SE	25,093
40,301	AVEVA Group PLC	1,598,670
884	Bechtle AG(b)	53,077
10,800	Canon Inc	255,428
1,900	Capcom Co Ltd	45,867
1,732	Capgemini SE	389,380
4,047	Check Point Software Technologies Ltd(b)	489,727
84,000	Clarivate PLC(b)	1,382,640
5,869	Computershare Ltd	81,354
11,929	CyberArk Software Ltd(b)	1,636,062
7,008	Dassault Systemes SE	338,894
11,500	DTS Corp(b)	245,400
5,121	Embracer Group AB(b)	51,381
3,800	FUJIFILM Holdings Corp	254,737
2,100	Fujitsu Ltd	277,617
1,500	Hamamatsu Photonics KK	76,742
13,881	Infineon Technologies AG	576,444
900	Itochu Techno-Solutions Corp	24,552
52,000	Keywords Studios PLC	1,760,958
1,100	Konami Holdings Corp	59,301
900	Lasertec Corp(b)	201,904
1,869	Logitech International SA	157,051
17,600	MCJ Co Ltd(b)	151,099
27,500	Micro Focus International PLC	169,146
Shares		Fair Value
Technology — (continued)
2,600	NEC Corp	$ 101,435
623	Nemetschek SE	57,585
5,300	Nexon Co Ltd	99,914
3,600	Nomura Research Institute Ltd	126,021
6,800	NTT Data Corp	130,361
800	Obic Co Ltd	132,177
500	Oracle Corp Japan	37,395
1,300	Otsuka Corp	52,750
559,000	PAX Global Technology Ltd	404,894
13,600	Renesas Electronics Corp(b)	156,085
7,200	Ricoh Co Ltd	60,800
1,000	Rohm Co Ltd	84,237
11,383	Sage Group PLC	111,204
11,206	SAP SE	1,405,910
1,500	SCSK Corp	25,382
3,100	Seiko Epson Corp	48,287
160	Siltronic AG	20,893
16,000	SimCorp A/S	1,491,842
5,643	Sinch AB(a)(b)	58,015
1,600	Sopra Steria Group SACA	281,299
1,000	Square Enix Holdings Co Ltd	49,038
7,378	STMicroelectronics NV	346,917
3,500	SUMCO Corp	64,526
635	Teleperformance	239,133
726	Temenos AG	87,022
15,100	TietoEVRY OYJ(b)	449,321
2,400	TIS Inc(b)	63,122
1,700	Tokyo Electron Ltd	831,526
14,500	Tokyo Seimitsu Co Ltd(b)	615,038
1,002	Ubisoft Entertainment SA(b)	57,499
1,580	WiseTech Global Ltd	51,459
1,345	Xero Ltd(b)	108,952
		23,207,913
Utilities — 2.08%
354,200	A2A SpA	672,829
6,600	AGL Energy Ltd	33,333
20,684	AusNet Services Ltd	38,061
6,900	Chubu Electric Power Co Inc	69,110
17,500	CLP Holdings Ltd	175,132
66,200	Drax Group PLC	538,887
24,252	E.ON SE	334,493
29,986	EDP - Energias de Portugal SA	153,501
3,112	EDP Renovaveis SA	65,419
5,042	Electricite de France SA	48,495
310	Elia Group SA	41,833
2,688	Enagas SA	58,120
3,431	Endesa SA	76,815
87,858	Enel SpA(b)	676,204
19,729	Engie SA	303,466
4,797	Fortum OYJ(b)	130,572
22,500	HK Electric Investments & HK Electric Investments Ltd(a)	22,393
120,000	Hong Kong & China Gas Co Ltd	184,951
62,922	Iberdrola SA(b)	721,407
132,100	Iren SpA	397,408

See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
7,600	Kansai Electric Power Co Inc	$ 71,737
7,112	Mercury NZ Ltd	26,148
15,027	Meridian Energy Ltd	43,316
39,721	National Grid PLC	581,127
2,094	Naturgy Energy Group SA	66,301
19,025	Origin Energy Ltd	76,128
2,044	Orsted AS(a)	217,778
4,100	Osaka Gas Co Ltd	69,726
15,000	Power Assets Holdings Ltd	92,169
4,676	Red Electrica Corp SA	94,259
6,940	RWE AG	292,743
2,703	Severn Trent PLC	104,906
21,783	Snam SpA	122,064
11,270	SSE PLC	242,409
15,199	Terna - Rete Elettrica Nazionale	119,424
14,300	Tokyo Electric Power Co Holdings Inc(b)	38,099
4,000	Tokyo Gas Co Ltd	80,767
927	Uniper SE	41,946
7,366	United Utilities Group PLC	106,211
7,081	Veolia Environnement SA	255,798
736	Verbund AG	77,950
		7,563,435
TOTAL COMMON STOCK — 98.10% (Cost $367,542,526)		$356,587,376
PREFERRED STOCK
Basic Materials — 0.01%
697	FUCHS PETROLUB SE	30,121
Consumer, Cyclical — 0.65%
554	Bayerische Motoren Werke AG	47,946
6,255	Porsche Automobil Holding SE	585,771
49,300	Schaeffler AG	366,469
6,605	Volkswagen AG	1,375,630
		2,375,816
Shares		Fair Value
Consumer, Non-Cyclical — 0.16%
7,200	Draegerwerk AG & Co KGaA	$ 418,275
1,924	Henkel AG & Co KGaA	157,360
		575,635
Industrial — 0.04%
284	Sartorius AG	153,324
TOTAL PREFERRED STOCK — 0.86% (Cost $3,577,498)		$3,134,896
RIGHTS
Industrial — 0.00%(c)
2,648	ACS Actividades de Construccion y Servicios SA(b)	1,325
TOTAL RIGHTS — 0.00%(c) (Cost $1,362)		$1,325
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.21%
$4,400,000	Federal Home Loan Bank(d) 0.00%, 02/01/2022	4,400,000
TOTAL SHORT TERM INVESTMENTS — 1.21% (Cost $4,400,000)		$4,400,000
TOTAL INVESTMENTS — 100.17% (Cost $375,521,386)		$364,123,597
OTHER ASSETS & LIABILITIES, NET — (0.17)%		$(602,996)
TOTAL NET ASSETS — 100.00%		$363,520,601

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Represents less than 0.005% of net assets.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At January 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EAFE Index Futures	56	USD	6,258,840	March 2022	$(145,936)
				Net Depreciation	$(145,936)
See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2022 (Unaudited)
At January 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	2,991	GBP	2,227	February 07, 2022	$(4)
MEL	USD	3,033	AUD	4,200	February 22, 2022	64
MEL	USD	15,281	EUR	13,614	February 04, 2022	(15)
MEL	USD	19,601	GBP	14,689	February 09, 2022	(153)
MEL	USD	3,678	GBP	2,697	February 28, 2022	51
MEL	USD	3,931	GBP	2,873	March 10, 2022	68
MEL	USD	7,169	JPY	822,375	March 25, 2022	19
MEL	USD	6,563	JPY	752,845	March 29, 2022	17
MEL	USD	6,521	JPY	748,000	March 31, 2022	17
MEL	USD	2,222	JPY	256,275	April 28, 2022	(8)
					Net Appreciation	$56
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of January 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$72,208,470	19.83%
United Kingdom	50,698,736	13.92
Germany	36,745,145	10.09
France	35,716,432	9.81
Switzerland	34,842,857	9.57
Netherlands	23,682,042	6.50
Australia	22,840,163	6.27
Denmark	12,324,282	3.39
Sweden	10,792,771	2.96
Hong Kong	9,943,131	2.73
Spain	9,722,639	2.67
Italy	9,466,062	2.60
Ireland	5,585,675	1.53
United States	4,400,000	1.21
Singapore	4,318,050	1.19
Finland	4,164,764	1.14
Norway	3,198,332	0.88
Israel	3,170,942	0.87
Belgium	2,761,480	0.76
Austria	2,125,666	0.58
Jordan	1,681,268	0.46
Argentina	1,245,266	0.34
Canada	1,108,876	0.31
Luxembourg	489,001	0.14
New Zealand	447,566	0.12
Portugal	286,683	0.08
Chile	77,448	0.02
Macau	63,577	0.02
Poland	16,253	0.01
United Arab Emirates	20	0.00
Total	$364,123,597	100.00%
See Notes to Schedule of Investments.

January 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$10,214,262	$346,373,114	$—	$356,587,376
Preferred Stock	—	3,134,896	—	3,134,896
Rights	1,325	—	—	1,325
Short Term Investments	—	4,400,000	—	4,400,000
Total investments, at fair value:	10,215,587	353,908,010	0	364,123,597
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	236	—	236
Total Assets	$10,215,587	$353,908,246	$0	$364,123,833
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(180)	—	(180)
Futures Contracts(a)	$(145,936)	$—	$—	$(145,936)
Total Liabilities	$(145,936)	$(180)	$0	$(146,116)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

January 31, 2022

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 244 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $200,793 in forward contracts for the reporting period.

January 31, 2022